Offerings - Offering: 1	Aug. 01, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, 2020 Equity Incentive Plan
Amount Registered | shares	3,635,000
Proposed Maximum Offering Price per Unit	146.185
Maximum Aggregate Offering Price	$ 531,382,475
Fee Rate	0.01476%
Amount of Registration Fee	$ 78,432.05
Offering Note
(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Neurocrine Biosciences, Inc. (the “Registrant”) that become issuable under the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s common stock, as applicable.
(2) Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of 146.185 per share of common stock, which represents the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Global Select Market on July 26, 2024.
(3) Represents 3,635,000 additional shares of Registrant’s common stock that were added to the shares authorized for issuance under the 2020 Plan on May 22, 2024 pursuant to approval of the stockholders at the 2024 Annual Meeting of Stockholders.